INVENTORIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current
Raw materials - ore stockpiles	$ 69	$ 93	$ 106
Raw materials
- ore stockpiles	262	229	251
- heap-leach inventory	5	4	3
Work in progress
- metals in process	46	51	44
Finished goods
- gold doré/bullion	42	42	57
- by-products	0	1	0
Total metal inventories	355	327	355
Mine operating supplies	378	305	297
Current inventories	733	632	652
Total inventories	802	725	758
Write-down of inventories	$ 7	$ 4	$ 19